Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 78,835	SFr 77,770
Deposits paid for securities borrowed	28,162	39,325
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	106,997	117,095
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	21,741	20,305
Deposits received for securities lent	5,792	4,318
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	27,533	24,623
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	106,997	117,095
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 27,641	SFr 24,623